Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Year 2018	$ 709
Year 2019	218
Year 2020	56
Acquired intangible assets, net	$ 983	$ 3,785